Income Tax - Schedule of Reconciliation of Income Tax Expense and Accounting Loss Multiplied by Weighted Average Statutory Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Income Tax Expense and Accounting Loss Multiplied by Weighted Average Statutory Tax Rate [Abstract]
Tax at the weighted average statutory tax rate	6.60%	7.74%